Details of Subsidiaries that have Material Non-Controlling Interests	6 Months Ended
Jun. 30, 2020
Disclosure of subsidiaries [abstract]
Details of Subsidiaries that have Material Non-Controlling Interests
9.	DETAILS OF SUBSIDIARIES THAT HAVE MATERIAL NON-CONTROLLING INTERESTS
There is no material change related to
non-controlling
interests for the six months ended June 30, 2020. For related information, please refer to Note 9 to the
 consolidated financial statements for the year ended December 31, 2019.